Acquisitions and Collaborations	12 Months Ended
Dec. 31, 2014
Acquisitions and Collaborations

NOTE 4    ACQUISITIONS AND COLLABORATIONS

Acquisitions

	2014		2013
(in millions)	Chatham	AesRx	Inspiration/Ipsen OBIZUR

Consideration transferred
Cash, net of cash acquired	$70	$15	$51
Fair value of contingent payments	77	65	269

Fair value of consideration transferred	$147	$80	320

Assets acquired
Other intangible assets	$74	$78	$288
Other assets, net	—	—	25

Total identifiable net assets	74	78	313
Goodwill	73	2	7

Total assets acquired	$147	$80	$320

Pro forma information has not been included because these acquisitions, individually and in the aggregate did not have a material impact on the Company’s financial position or results of operations for the years ended December 31, 2014, 2013 and 2012.

Chatham Therapeutics, LLC

In May 2012, the Company entered into an exclusive global license agreement with Chatham Therapeutics, LLC (Chatham) to develop and commercialize potential treatments for hemophilia B utilizing Chatham’s gene therapy technology. The Company recognized an R&D charge of $30 million related to an upfront payment.

In April 2014, the Company acquired all of the outstanding membership interests in Chatham, obtaining all gene therapy programs related to the development and commercialization of treatments for hemophilia.

The Company made an initial payment of $70 million, and may make additional payments of up to $560 million related to the achievement of development, regulatory and first commercial sale milestones, in addition to other sales milestones of up to $780 million. The estimated fair value of the contingent payment liabilities at the acquisition date was $77 million, which was recorded in long-term liabilities, and was calculated based on the probability of achieving the specified milestones and the discounting of expected future cash flows. As of December 31, 2014, there have been no significant changes to these contingent payment liabilities.

The Company allocated $74 million of the total consideration to acquired IPR&D, which is being accounted for as an indefinite-lived intangible asset, with the residual consideration of $73 million recorded as goodwill. The acquired IPR&D primarily relates to Chatham’s hemophilia A (factor VIII) program, which was in preclinical stage at the time of the acquisition and is expected to be completed in approximately 10 years. The value of the IPR&D was calculated using cash flow projections adjusted for the inherent technical, regulatory, commercial and obsolescence risks in such activities, discounted at a rate of 12%. Additional R&D will be required prior to obtaining regulatory approval and, as of the acquisition date, incremental R&D costs were projected to be in excess of $130 million. The goodwill, which may be deductible for tax purposes depending on the ultimate resolution of the contingent payment liabilities, includes the value of potential future technologies as well as the overall strategic benefits of the acquisition to the Company in the hemophilia market.

AesRx, LLC

In June 2014, the Company acquired all of the outstanding membership interests in AesRx, LLC (AesRx), obtaining AesRx’s program related to the development and commercialization of treatments for sickle cell disease.

The Company made an initial payment of $15 million, and may make additional payments of up to $278 million related to the achievement of development and regulatory milestones, in addition to sales milestones of up to $550 million. The estimated fair value of the contingent payment liabilities at the acquisition date was $65 million, which was recorded in long-term liabilities, and was calculated based on the probability of achieving the specified milestones and the discounting of expected future cash flows. As of December 31, 2014, there have been no significant changes to these contingent payment liabilities.

The Company allocated $78 million of the total consideration to acquired IPR&D, which is being accounted for as indefinite-lived intangible assets, with the residual consideration of $2 million recorded as goodwill. The acquired IPR&D relates to AesRx’s sickle cell disease program, which was in Phase II clinical trials at the time of the acquisition, and was expected to be completed in approximately five years. The value of IPR&D was calculated using cash flow projections adjusted for the inherent technical, regulatory, commercial and obsolescence risks in such activities, discounted at a rate of 15.5%. Additional R&D will be required prior to obtaining regulatory approval and, as of the acquisition date, incremental R&D costs were projected to be in excess of $40 million.

Inspiration / Ipsen

In March 2013, the investigational hemophilia compound OBIZUR and related assets were acquired from Inspiration BioPharmaceuticals, Inc. (Inspiration), and certain other OBIZUR related assets, including manufacturing operations, were acquired from Ipsen Pharma S.A.S. (Ipsen) in conjunction with Inspiration’s bankruptcy proceedings. Ipsen was Inspiration’s senior secured creditor and had been providing Inspiration with debtor-in-possession financing to fund Inspiration’s operations and the sales process. Additionally, Ipsen was the owner of certain assets acquired in the transaction.

OBIZUR is a recombinant porcine factor VIII that was approved in the United States in 2014 for the treatment of patients with acquired hemophilia A, and is being investigated for the treatment of congenital hemophilia A patients with inhibitors.

The estimated fair value of contingent payment liabilities at the acquisition date was $269 million, based on the probability of achieving the specified milestones, of up to $135 million, and sales-based payments, and the discounting of expected future cash flows. The estimated fair value of contingent payment liabilities was recorded in other long-term liabilities as part of the consideration transferred. As of December 31, 2014, the estimated fair value of the contingent payments was $386 million, with changes in the estimated fair value recognized in other expense, net within the combined statement of income. Refer to Note 8 for additional information regarding the contingent payment liability.

Goodwill of $7 million principally included the value associated with the assembled workforce at the acquired manufacturing facility. The goodwill is deductible for tax purposes. Other intangible assets of $288 million related to acquired IPR&D activities, and the total was accounted for as an indefinite-lived intangible asset at the acquisition date. The value of the IPR&D was calculated using cash flow projections adjusted for the inherent technical, regulatory, commercial and obsolescence risk associated with such activities, discounted at a rate of 13%. In 2014, the acquired IPR&D was reclassified as a definite-lived intangible asset following regulatory approval. Refer to Note 5 for further information regarding the reclassification to a definite-lived intangible asset.

Collaborations

The Company’s significant arrangements are discussed below.

Merrimack Pharmaceuticals, Inc.

In September 2014, the Company entered into an exclusive license agreement with Merrimack Pharmaceuticals, Inc. (Merrimack) relating to the development and commercialization of MM-398 (nanoliposomal irinotecan injection), also known as “nal-IRI”. The arrangement includes all potential indications for MM-398 across all markets with the exception of the United States and Taiwan. The first indication being pursued is for the treatment of patients with metastatic pancreatic cancer who were previously treated with gemcitabine-based therapy. In 2014, the Company recognized an R&D charge of $100 million related to the upfront payment. Upon entering into the agreement, the Company had the potential to make future payments of up to $870 million related to the achievement of development, regulatory, and commercial milestones, in addition to royalty payments.

CTI BioPharma Corp.

In November 2013, the Company acquired approximately 16 million shares of CTI BioPharma Corp. (CTI BioPharma), which was formerly named Cell Therapeutics, Inc., common stock for $27 million. The Company also entered into an exclusive worldwide licensing agreement with CTI BioPharma to develop and commercialize pacritinib, a novel investigational JAK2/FLT3 inhibitor with activity against genetic mutations linked to myelofibrosis, leukemia and certain solid tumors. At the time the Company entered into the agreement, pacritinib was in Phase III development for patients with myelofibrosis, a chronic malignant bone marrow disorder. Under the terms of the agreement, the Company gained commercialization rights for all indications of pacritinib outside the United States and the Company and CTI BioPharma will jointly commercialize pacritinib in the United States. The Company can terminate the arrangement at any time if certain defined costs exceed $125 million. The Company may also terminate the agreement for convenience any time after 18 month anniversary of the execution date. CTI BioPharma is responsible for the funding of the majority of development activities as well as the manufacture of the product. In 2013, the Company recognized an R&D charge of $33 million related to an upfront payment. Upon entering into the agreement, the Company had the potential to make future payments of up to $302 million related to the achievement of development, regulatory and commercial milestones, in addition to future royalty payments.

Coherus Biosciences, Inc.

In August 2013, the Company entered into an exclusive license agreement with Coherus Biosciences, Inc. (Coherus) to develop and commercialize a biosimilar to ENBREL® (etanercept) for Europe, Canada, Brazil and certain other markets. The Company also has the right of first refusal to certain other biosimilars in the collaboration. Under the terms of the agreement, Coherus is responsible for the development plan, preparation of regulatory filings, and manufacture of the product, subject to certain cost reimbursement by the Company. The Company can terminate the agreement if certain costs exceed a specific cap. In 2013, the Company recognized an R&D charge of $30 million related to its decision to pursue the development of etanercept. Upon entering into the agreement, the Company had the potential to make future payments of up to $169 million relating to the achievement of development and regulatory milestones, in addition to future royalty payments.

Onconova Therapeutics, Inc.

In July 2012, the Company acquired approximately 3 million shares of preferred stock in Onconova Therapeutics, Inc. (Onconova) for $50 million. Refer to Note 8 for additional information regarding this investment. In September 2012, the Company entered into an exclusive license agreement with Onconova for rigosertib, a novel targeted anticancer compound for the treatment of a group of rare hematologic malignancies called myelodysplastic syndromes and pancreatic cancer. The Company gained commercialization rights for the compound in Europe. Onconova is responsible for the funding of the R&D as well as the manufacture of the product. In 2012, the Company recognized an R&D charge of $50 million related to an upfront payment. Upon entering into the agreement, the Company had the potential to make future payments of up to $783 million related to the achievement of development, regulatory and commercial milestones, in addition to future royalty payments.

Momenta Pharmaceuticals, Inc.

In February 2012, the Company entered into an exclusive license agreement with Momenta Pharmaceuticals, Inc. (Momenta) to develop and commercialize biosimilars. The arrangement includes specified funding by the Company, as well as other responsibilities, relating to development and commercialization activities. In 2012, the Company recognized an R&D charge of $33 million related to an upfront payment. Upon entering into the agreement, the Company had the potential to make future payments of up to approximately $202 million related to the exercise of options to develop additional products and the achievement of technical, development and regulatory milestones for these products, in addition to future royalty payments and potential profit-sharing payments.

Unfunded Contingent Payments

At December 31, 2014, the Company’s unfunded contingent milestone payments associated with all of its collaborative arrangements totaled $2.3 billion. This total excludes any contingent royalty and profit-sharing payments. Based on the Company’s projections, any contingent payments made in the future will be more than offset over time by the estimated net future cash flows relating to the rights acquired for those payments.

Payments to Collaboration Partners

Payments to collaboration partners classified in R&D expenses were $242 million, $80 million and $126 million in 2014, 2013 and 2012, respectively. These payments were comprised of upfront payments of $100 million, $63 million and $113 million in 2014, 2013 and 2012, respectively, and milestone payments of $117 million and $15 million in 2014 and 2013, respectively. The remainder related to R&D cost reimbursements. Payments to collaboration partners classified in cost of sales were not significant in 2014, 2013 and 2012.